Investments in Available-for-Sale Securities	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investments in Available-for-Sale Securities

5.    Investments in Available-for-Sale Securities

The Company has invested in marketable debt securities, primarily investment grade corporate bonds, preferred stock, and highly liquid U.S Treasury securities, which are held in the custody of a major financial institution. These securities are classified as available-for-sale and, accordingly, the unrealized gains and losses are recorded through other comprehensive income and loss.

	December 31, 2021
		Gross Unrealized	Gross Unrealized
	Cost Basis	Gains	Losses	Fair Value
U.S government and agency securities	$—	$—	$—	$—
Corporate notes and bonds	82,007	572	(493)	82,086
Preferred stock	21,553	126	(76)	21,603
Total investments	$103,560	$698	$(569)	$103,689

	December 31, 2020
		Gross Unrealized	Gross Unrealized
	Cost Basis	Gains	Losses	Fair Value
U.S government and agency securities	$75	$1	$—	$76
Corporate notes and bonds	100,235	242	(219)	100,258
Preferred stock	—	—	—	—
Total investments	$100,310	$243	$(219)	$100,334

The aggregate fair value of investments with unrealized losses that had been owned for less than a year was $48,098 and $25,923 as of December 31, 2021 and 2020, respectively. The Company did not have any unrealized losses on investments owned for more than one year as of December 31, 2021 and 2020, respectively. The Company does not intend to sell these securities before recovery of their amortized cost basis.

Available-for-sale investments outstanding as of December 31, 2021, classified as marketable securities in the consolidated balance sheets, have maturity dates ranging from the first quarter of 2022 through the second quarter of 2028. The fair value of marketable securities as of December 31, 2021 with maturities within one year, one to five years, and more than five years is $15,425, $85,988, and $2,276, respectively. The Company classifies available-for-sale investments as current based on the nature of the investments and their availability to provide cash for use in current operations, if needed.